Not FDIC Insured May Lose Value No Bank Guarantee
FSS4-Q3PH

Schedules of Investments
(unaudited)
Franklin Templeton SMACS: Series C 2
Franklin Templeton SMACS: Series CP 11
Notes to Schedules of Investments 23

Franklin Strategic Series
Schedule of Investments (unaudited), September 30, 2025
Franklin Templeton SMACS: Series C
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 33.9%
Aerospace & Defense 1.3%
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................................... $ 8,000 $ 7,535
Senior Bond, 6.125%, 2/15/33 ........................................ 11,000 11,863
Senior Bond, 6.875%, 3/15/39 ........................................ 10,000 11,332
Senior Bond, 3.375%, 6/15/46 ........................................ 12,000 8,558
Senior Bond, 3.9%, 5/01/49 .......................................... 11,000 8,321
Senior Bond, 6.858%, 5/01/54 ........................................ 7,000 7,990
Senior Note, 2.196%, 2/04/26 ......................................... 20,000 19,851
Howmet Aerospace, Inc. ,
Senior Bond, 6.75%, 1/15/28 ......................................... 8,000 8,467
Senior Bond, 5.95%, 2/01/37 ......................................... 11,000 11,919
Senior Note, 3%, 1/15/29 ............................................ 8,000 7,721
103,557
Automobiles 0.5%
a
Hyundai Capital America , Senior Note , 144A, 6.5% , 1/16/29 ................... 38,000 40,294
Banks 3.8%
Bank of America Corp. ,
Senior Bond, 5.468% to 1/22/34, FRN thereafter, 1/23/35 .................... 8,000 8,359
Senior Note, 2.551% to 2/03/27, FRN thereafter, 2/04/28 .................... 12,000 11,754
Sub. Bond, 5.425% to 8/14/34, FRN thereafter, 8/15/35 ..................... 15,000 15,307
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..................... 35,000 32,712
Citigroup, Inc. ,
Sub. Bond, 4.45%, 9/29/27 ........................................... 31,000 31,134
Sub. Bond, 6.174% to 5/24/33, FRN thereafter, 5/25/34 ..................... 8,000 8,515
Fifth Third Bancorp , Senior Note , 6.339% to 7/26/28, FRN thereafter , 7/27/29 ......
11,000 11,593
JPMorgan Chase & Co. ,
b
KK, Junior Sub. Bond, 3.65% to 5/31/26, FRN thereafter, Perpetual ............ 7,000 6,932
Senior Bond, 3.782% to 1/31/27, FRN thereafter, 2/01/28 .................... 31,000 30,869
Senior Bond, 5.502% to 1/23/35, FRN thereafter, 1/24/36 .................... 8,000 8,374
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..................... 16,000 16,927
PNC Financial Services Group, Inc. (The) , Sub. Bond , 4.626% to 6/05/32, FRN
thereafter , 6/06/33 ................................................. 28,000 27,800
Royal Bank of Canada , Senior Note , 5.2% , 8/01/28 ..........................
20,000 20,631
Toronto-Dominion Bank (The) , Senior Note , 4.108% , 6/08/27 ...................
20,000 20,038
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter , 11/03/36 ...........
14,000 12,073
Wells Fargo & Co. ,
b
BB, Junior Sub. Bond, 3.9% to 3/14/26, FRN thereafter, Perpetual ............. 12,000 11,898
Senior Bond, 2.879% to 10/29/29, FRN thereafter, 10/30/30 .................. 43,000 40,722
315,638
Biotechnology 0.8%
AbbVie, Inc. , Senior Bond , 5.05% , 3/15/34 ................................
40,000 41,175
Amgen, Inc. ,
Senior Bond, 5.65%, 3/02/53 ......................................... 7,000 6,987
Senior Note, 5.25%, 3/02/30 ......................................... 8,000 8,294
a
CSL Finance plc , Senior Bond , 144A, 4.625% , 4/27/42 ....................... 14,000 12,779
69,235
Capital Markets 2.3%
Ares Capital Corp. ,
Senior Note, 3.875%, 1/15/26 ......................................... 8,000 7,987
Senior Note, 7%, 1/15/27 ............................................ 8,000 8,237

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series C
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Goldman Sachs Group, Inc. (The) , Senior Bond , 4.223% to 4/30/28, FRN thereafter ,
5/01/29 ......................................................... $ 20,000 $ 20,028
Intercontinental Exchange, Inc. , Senior Bond , 1.85% , 9/15/32 ..................
29,000 24,540
Jefferies Financial Group, Inc. , Senior Note , 6.2% , 4/14/34 ....................
8,000 8,509
a
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% , 7/01/29 ............. 12,000 11,792
LPL Holdings, Inc. , Senior Note , 5.2% , 3/15/30 .............................
20,000 20,450
Morgan Stanley ,
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .................... 20,000 20,433
Senior Note, 5.23% to 1/14/30, FRN thereafter, 1/15/31 ..................... 16,000 16,517
Sub. Bond, 5.942% to 2/06/34, FRN thereafter, 2/07/39 ..................... 8,000 8,379
a
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............................ 22,000 21,007
S&P Global, Inc. , Senior Bond , 2.5% , 12/01/29 .............................
22,000 20,654
188,533
Chemicals 0.1%
FMC Corp. , Senior Bond , 3.45% , 10/01/29 ................................
13,000 12,282
Commercial Services & Supplies 0.6%
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........................
20,000 20,660
Waste Connections, Inc. ,
Senior Bond, 4.25%, 12/01/28 ........................................ 8,000 8,053
Senior Bond, 5%, 3/01/34 ........................................... 16,000 16,346
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......................
8,000 8,218
53,277
Communications Equipment 0.6%
Cisco Systems, Inc. , Senior Bond , 5.05% , 2/26/34 ...........................
20,000 20,696
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................................... 7,000 6,329
Senior Note, 4.85%, 8/15/30 ......................................... 8,000 8,156
Senior Note, 5.2%, 8/15/32 .......................................... 11,000 11,342
46,523
Consumer Finance 0.9%
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............................
11,000 12,545
Capital One Financial Corp. , Senior Note , 7.624% to 10/29/30, FRN thereafter ,
10/30/31 ........................................................ 18,000 20,363
General Motors Financial Co., Inc. , Senior Note , 4.9% , 10/06/29 ................
16,000 16,190
a
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 5.15% , 3/17/30 ........... 24,000 24,345
73,443
Consumer Staples Distribution & Retail 0.3%
a
7-Eleven, Inc. ,
Senior Bond, 144A, 1.8%, 2/10/31 ..................................... 2,000 1,739
Senior Note, 144A, 1.3%, 2/10/28 ..................................... 11,000 10,288
a
Alimentation Couche-Tard, Inc. , Senior Bond , 144A, 2.95% , 1/25/30 ............. 13,000 12,284
24,311
Containers & Packaging 0.3%
Berry Global, Inc. , Senior Secured Note , 1.65% , 1/15/27 ......................
11,000 10,660
WestRock MWV LLC , Senior Bond , 7.95% , 2/15/31 ..........................
12,000 13,879
24,539

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series C
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified REITs 0.5%
GLP Capital LP / GLP Financing II, Inc. , Senior Bond , 3.25% , 1/15/32 ............
$ 12,000 $ 10,806
VICI Properties LP , Senior Bond , 5.75% , 4/01/34 ............................
8,000 8,317
a
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.875% , 2/15/29 ...... 21,000 20,516
39,639
Diversified Telecommunication Services 1.1%
AT&T, Inc. ,
Senior Bond, 2.25%, 2/01/32 ......................................... 11,000 9,633
Senior Bond, 2.55%, 12/01/33 ........................................ 16,000 13,631
Senior Bond, 4.75%, 5/15/46 ......................................... 7,000 6,255
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........................
45,000 48,413
Verizon Communications, Inc. , Senior Note , 2.355% , 3/15/32 ..................
14,000 12,281
90,213
Electric Utilities 3.4%
a
American Transmission Systems, Inc. , Senior Bond , 144A, 2.65% , 1/15/32 ........ 23,000 20,647
Appalachian Power Co. , L , Senior Bond , 5.8% , 10/01/35 ......................
12,000 12,415
Commonwealth Edison Co. , Senior Bond , 5.875% , 2/01/33 ....................
8,000 8,580
Duke Energy Carolinas LLC , Senior Bond , 4.25% , 12/15/41 ...................
8,000 7,088
Duke Energy Corp. ,
Senior Bond, 5.45%, 6/15/34 ......................................... 12,000 12,490
Senior Note, 4.85%, 1/05/29 ......................................... 8,000 8,156
Exelon Corp. ,
Senior Bond, 5.625%, 6/15/35 ........................................ 12,000 12,531
Senior Note, 5.15%, 3/15/29 ......................................... 12,000 12,349
Georgia Power Co. , Senior Bond , 5.25% , 3/15/34 ...........................
40,000 41,281
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 5.9%, 3/15/55 .......................................... 8,000 8,254
Senior Note, 5.3%, 3/15/32 .......................................... 20,000 20,783
a
NRG Energy, Inc. , Senior Secured Note , 144A, 2.45% , 12/02/27 ................ 21,000 20,136
Pacific Gas and Electric Co. ,
Senior Bond, 5.9%, 6/15/32 .......................................... 8,000 8,369
Senior Bond, 6.75%, 1/15/53 ......................................... 4,000 4,313
Virginia Electric and Power Co. , Senior Bond , 5.05% , 8/15/34 ..................
31,000 31,443
a
Vistra Operations Co. LLC ,
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............................. 12,000 11,913
Senior Secured Bond, 144A, 6.95%, 10/15/33 ............................ 11,000 12,277
Xcel Energy, Inc. , Senior Bond , 5.6% , 4/15/35 ..............................
24,000 24,899
277,924
Entertainment 0.1%
Netflix, Inc. , Senior Bond , 5.4% , 8/15/54 ..................................
8,000 8,063
Financial Services 0.3%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......................
21,000 20,689
Food Products 1.4%
a
JBS USA LUX SARL / JBS USA Food Co. / JBS USA Foods Group, Inc. , Senior Bond ,
144A, 5.95% , 4/20/35 ............................................... 14,000 14,721
Kellanova ,
Senior Bond, 2.1%, 6/01/30 .......................................... 22,000 19,954
Senior Bond, 4.5%, 4/01/46 .......................................... 19,000 16,665
Senior Bond, 5.75%, 5/16/54 ......................................... 8,000 8,103

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series C
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
Kellanova, (continued)
B, Senior Bond, 7.45%, 4/01/31 ....................................... $ 8,000 $ 9,170
a
Mars, Inc. , Senior Note , 144A, 5.2% , 3/01/35 ............................... 16,000 16,363
Pilgrim's Pride Corp. ,
Senior Bond, 6.25%, 7/01/33 ......................................... 19,000 20,305
Senior Note, 3.5%, 3/01/32 .......................................... 8,000 7,329
112,610
Ground Transportation 0.1%
a
Penske Truck Leasing Co. LP / PTL Finance Corp. , Senior Note , 144A, 4.4% , 7/01/27 12,000 12,034
Health Care Providers & Services 1.2%
Centene Corp. , Senior Note , 2.625% , 8/01/31 ..............................
12,000 10,316
CVS Health Corp. , Senior Bond , 4.78% , 3/25/38 ............................
22,000 20,629
HCA, Inc. , Senior Note , 3.625% , 3/15/32 ..................................
33,000 30,968
UnitedHealth Group, Inc. ,
Senior Bond, 5.8%, 3/15/36 .......................................... 12,000 12,858
Senior Note, 5.3%, 2/15/30 .......................................... 8,000 8,330
Universal Health Services, Inc. , Senior Secured Note , 4.625% , 10/15/29 ..........
12,000 11,992
95,093
Hotels, Restaurants & Leisure 0.6%
a
Carnival Corp. , Senior Secured Note , 144A, 4% , 8/01/28 ...................... 21,000 20,713
Hyatt Hotels Corp. , Senior Note , 5.25% , 6/30/29 ............................
28,000 28,728
49,441
Household Durables 0.4%
DR Horton, Inc. ,
Senior Bond, 5%, 10/15/34 ........................................... 9,000 9,107
Senior Bond, 5.5%, 10/15/35 ......................................... 14,000 14,525
Toll Brothers Finance Corp. , Senior Bond , 4.35% , 2/15/28 .....................
12,000 12,038
35,670
Independent Power and Renewable Electricity Producers 0.5%
Constellation Energy Generation LLC ,
Senior Bond, 6.125%, 1/15/34 ........................................ 8,000 8,712
Senior Bond, 6.5%, 10/01/53 ......................................... 11,000 12,272
Senior Note, 5.6%, 3/01/28 .......................................... 16,000 16,541
37,525
Industrial REITs 0.1%
Prologis LP , Senior Bond , 5% , 3/15/34 ....................................
12,000 12,201
Insurance 1.1%
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......................
20,000 20,425
a
Athene Global Funding , Secured Note , 144A, 5.322% , 11/13/31 ................ 24,000 24,576
Berkshire Hathaway Finance Corp. , Senior Bond , 4.3% , 5/15/43 ................
7,000 6,320
Brown & Brown, Inc. , Senior Bond , 2.375% , 3/15/31 .........................
32,000 28,496
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...................
12,000 12,163
91,980
Interactive Media & Services 0.2%
Meta Platforms, Inc. , Senior Bond , 5.4% , 8/15/54 ...........................
17,000 16,809

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series C
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services 0.2%
a
Gartner, Inc. , Senior Note , 144A, 3.625% , 6/15/29 ........................... $ 13,000 $ 12,459
Leisure Products 0.1%
Brunswick Corp. , Senior Bond , 2.4% , 8/18/31 ..............................
14,000 12,178
Media 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital
Corp. ,
Senior Secured Bond, 3.5%, 6/01/41 ................................... 22,000 16,060
Senior Secured Note, 2.25%, 1/15/29 ................................... 22,000 20,465
Paramount Global ,
Senior Bond, 4.2%, 6/01/29 .......................................... 7,000 6,883
Senior Bond, 4.2%, 5/19/32 .......................................... 8,000 7,456
Time Warner Cable Enterprises LLC , Senior Secured Bond , 8.375% , 7/15/33 ......
14,000 16,430
67,294
Metals & Mining 0.1%
a
Glencore Funding LLC , Senior Bond , 144A, 2.5% , 9/01/30 .................... 13,000 11,866
Multi-Utilities 0.7%
DTE Energy Co. ,
Senior Bond, 5.85%, 6/01/34 ......................................... 12,000 12,757
Senior Note, 4.95%, 7/01/27 ......................................... 8,000 8,104
NiSource, Inc. , Senior Note , 5.2% , 7/01/29 ................................
12,000 12,383
Southern Co. Gas Capital Corp. ,
Senior Bond, 5.15%, 9/15/32 ......................................... 16,000 16,432
Senior Bond, 4.95%, 9/15/34 ......................................... 7,000 7,026
56,702
Oil, Gas & Consumable Fuels 2.0%
Cheniere Energy Partners LP ,
Senior Bond, 3.25%, 1/31/32 ......................................... 8,000 7,291
Senior Note, 4.5%, 10/01/29 ......................................... 16,000 15,954
a
Columbia Pipelines Operating Co. LLC , Senior Note , 144A, 5.927% , 8/15/30 ....... 11,000 11,643
a
DT Midstream, Inc. , Senior Secured Bond , 144A, 5.8% , 12/15/34 ............... 12,000 12,381
Eastern Energy Gas Holdings LLC ,
Senior Bond, 5.8%, 1/15/35 .......................................... 16,000 16,844
Senior Bond, 5.65%, 10/15/54 ........................................ 12,000 11,838
El Paso Natural Gas Co. LLC , Senior Bond , 8.375% , 6/15/32 ..................
20,000 24,011
Energy Transfer LP ,
Senior Bond, 6.5%, 2/01/42 .......................................... 8,000 8,478
Senior Note, 5.2%, 4/01/30 .......................................... 12,000 12,378
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............................
20,000 20,017
Targa Resources Partners LP / Targa Resources Partners Finance Corp. , Senior Bond ,
4.875% , 2/01/31 ................................................... 12,000 12,038
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........................
12,000 12,460
165,333
Paper & Forest Products 0.5%
a
Georgia-Pacific LLC , Senior Note , 144A, 4.95% , 6/30/32 ...................... 40,000 41,060
Passenger Airlines 0.1%
a
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% , 10/20/29 .......... 12,000 12,012

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series C
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Personal Care Products 0.4%
Kenvue , Inc. , Senior Note , 4.85% , 5/22/32 .................................
$ 30,000 $ 30,447
Pharmaceuticals 0.6%
Royalty Pharma plc ,
Senior Bond, 5.4%, 9/02/34 .......................................... 12,000 12,260
Senior Note, 5.15%, 9/02/29 ......................................... 12,000 12,316
Zoetis, Inc. , Senior Bond , 2% , 5/15/30 ....................................
23,000 20,923
45,499
Professional Services 0.2%
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................................
12,000 12,353
Semiconductors & Semiconductor Equipment 0.9%
Analog Devices, Inc. , Senior Note , 5.05% , 4/01/34 ..........................
12,000 12,454
a
Broadcom, Inc. , Senior Bond , 144A, 4.926% , 5/15/37 ........................ 42,000 41,906
Marvell Technology, Inc. ,
Senior Note, 5.75%, 2/15/29 ......................................... 8,000 8,349
Senior Note, 5.95%, 9/15/33 ......................................... 8,000 8,587
71,296
Software 0.7%
Oracle Corp. , Senior Bond , 3.65% , 3/25/41 ................................
24,000 19,232
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............................
23,000 20,148
Synopsys, Inc. , Senior Bond , 5.15% , 4/01/35 ...............................
20,000 20,353
59,733
Specialized REITs 1.5%
American Tower Corp. ,
Senior Bond, 3.125%, 1/15/27 ........................................ 27,000 26,636
Senior Bond, 2.7%, 4/15/31 .......................................... 31,000 28,300
Crown Castle, Inc. ,
Senior Bond, 3.65%, 9/01/27 ......................................... 12,000 11,878
Senior Bond, 4.75%, 5/15/47 ......................................... 6,000 5,307
Senior Note, 4.9%, 9/01/29 .......................................... 8,000 8,118
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............................
20,000 20,020
Equinix, Inc. , Senior Bond , 3.2% , 11/18/29 ................................
20,000 19,161
119,420
Specialty Retail 0.2%
Dick's Sporting Goods, Inc. , Senior Bond , 3.15% , 1/15/32 .....................
14,000 12,831
Technology Hardware, Storage & Peripherals 0.3%
Hewlett Packard Enterprise Co. , Senior Note , 4.55% , 10/15/29 .................
27,000 27,154
Textiles, Apparel & Luxury Goods 0.3%
Tapestry, Inc. ,
Senior Bond, 5.5%, 3/11/35 .......................................... 8,000 8,177
Senior Note, 5.1%, 3/11/30 ........................................... 20,000 20,464
28,641
Tobacco 0.6%
Philip Morris International, Inc. ,
Senior Note, 5.125%, 2/15/30 ......................................... 20,000 20,678

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series C
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Tobacco (continued)
Philip Morris International, Inc., (continued)
Senior Note, 4.75%, 11/01/31 ......................................... $ 30,000 $ 30,532
51,210
Trading Companies & Distributors 0.5%
Air Lease Corp. , Senior Bond , 3.25% , 10/01/29 .............................
26,000 24,700
a
Aviation Capital Group LLC , Senior Note , 144A, 5.125% , 4/10/30 ............... 20,000 20,325
45,025
Wireless Telecommunication Services 0.7%
Rogers Communications, Inc. ,
Senior Note, 5%, 2/15/29 ............................................ 16,000 16,309
Senior Note, 3.8%, 3/15/32 .......................................... 8,000 7,560
T-Mobile USA, Inc. ,
Senior Bond, 5.05%, 7/15/33 ......................................... 8,000 8,174
Senior Note, 3.75%, 4/15/27 ......................................... 24,000 23,868
55,911
Total Corporate Bonds (Cost $2,731,050) .......................................
2,789,947
Foreign Government and Agency Securities 0.2%
a
Electricite de France SA, Senior Bond, 144A, 4.75%, 10/13/35 ................. 13,000 12,877
Total Foreign Government and Agency Securities (Cost $12,284) .................
12,877
U.S. Government and Agency Securities 7.3%
U.S. Treasury Bonds ,
1.25%, 5/15/50 ................................................... 80,000 39,264
4.75%, 5/15/55 ................................................... 70,000 70,240
U.S. Treasury Notes ,
0.5%, 6/30/27 .................................................... 205,000 194,218
4.25%, 2/15/28 ................................................... 95,000 96,358
0.625%, 5/15/30 ................................................... 180,000 156,505
4.25%, 5/15/35 ................................................... 40,000 40,375
Total U.S. Government and Agency Securities (Cost $595,899) ....................
596,960
Commercial Mortgage-Backed Securities 1.6%
Financial Services 1.6%
c,d
BANK5 Trust , 2025-5YR17 , AS , FRN , 5.626% , 11/15/58 ......................
10,000 10,324
BBCMS Mortgage Trust , 2025-5C37 , AS , 5.382% , 9/15/58 ....................
12,000 12,288
Benchmark Mortgage Trust ,
2025-V17, AM, 5.425%, 9/15/58 ....................................... 10,000 10,253
c,e
2025-V17, XA, IO, FRN, 1.511%, 9/15/58 ................................ 70,000 4,542
c
BMO Mortgage Trust , 2024-5C8 , AS , FRN , 5.94% , 12/15/57 ...................
10,000 10,410
c
GS Mortgage Securities Trust , 2014-GC24 , AS , FRN , 4.162% , 9/10/47 ...........
9,051 8,820
JPMBB Commercial Mortgage Securities Trust , 2014-C25 , AS , 4.065% , 11/15/47 ...
10,000 9,732
c
Morgan Stanley Bank of America Merrill Lynch Trust ,
2013-C9, B, FRN, 3.708%, 5/15/46 .................................... 12,549 12,164
2013-C10, B, FRN, 4.085%, 7/15/46 ................................... 9,252 8,776
Morgan Stanley Capital I Trust , 2015-UBS8 , AS , 4.114% , 12/15/48 ..............
10,000 9,894
Wells Fargo Commercial Mortgage Trust ,
2016-LC24, AS, 3.367%, 10/15/49 ..................................... 15,000 14,754

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series C
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Wells Fargo Commercial Mortgage Trust, (continued)
c
2015-P2, C, FRN, 4.816%, 12/15/48 ................................... $ 20,000 $ 19,764
131,721
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $131,606) ...................
131,721
Mortgage-Backed Securities 50.6%
Federal National Mortgage Association (FNMA) Fixed Rate 36.0%
FNMA, 30 Year, 2%, 5/01/52 ........................................... 1,522,736 1,234,099
FNMA, 30 Year, 4.5%, 7/01/53 ......................................... 800,638 779,715
FNMA, 30 Year, 5.5%, 12/01/54 ......................................... 938,185 946,830
2,960,644
Government National Mortgage Association (GNMA) Fixed Rate 14.6%
GNMA II, Single-family, 30 Year, 2%, 2/20/52 ............................... 373,207 308,795
GNMA II, Single-family, 30 Year, 4.5%, 10/20/52 ............................ 564,767 552,021
GNMA II, Single-family, 30 Year, 6%, 6/20/55 ............................... 336,994 343,493
1,204,309
Total Mortgage-Backed Securities (Cost $4,067,459) .............................
4,164,953
Residential Mortgage-Backed Securities 3.4%
Financial Services 3.4%
a
Cross Mortgage Trust , 2024-H1 , A1 , 144A, 6.085% , 12/25/68 ..................
78,518 79,325
a
J.P. Morgan Mortgage Trust , 2024-VIS2 , A1 , 144A, 5.853% , 11/25/64 ............
43,684 44,173
a
OBX Trust , 2023-NQM7 , A1 , 144A, 6.844% , 4/25/63 .........................
59,877 60,704
a,f
Radian Mortgage Capital Trust , 2025-J3 , A25 , 144A, FRN , 5.856% , ( 30-day SOFR
Average + 1.5% ), 12/25/55 ........................................... 98,698 99,164
283,366
a a a a a
Total Residential Mortgage-Backed Securities (Cost $282,518) ....................
283,366
Total Long Term Investments (Cost $7,820,816) .................................
7,979,824
a
a a a a
Short Term Investments 2.5%
Shares
a
Money Market Funds 2.5%
g,h
Franklin Institutional U.S. Government Money Market Fund, 4.094% ............. 208,192 208,192
Total Money Market Funds (Cost $208,192) .....................................
208,192
Total Short Term Investments (Cost $208,192) ..................................
208,192
a
Total Investments (Cost $8,029,008) 99.5% .....................................
$8,188,016
Other Assets, less Liabilities 0.5% .............................................
42,634
Net Assets 100.0% ...........................................................
$8,230,650

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series C
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2025, the Fund had the following futures contracts outstanding.
See Abbreviations on page 26.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the aggregate value of these securities was $768,319, representing 9.3% of net assets.
b
Perpetual security with no stated maturity date.
c
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
d
A portion or all of the security purchased on a delayed delivery basis.
e
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
See Note 3 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Ultra Notes ................ Long 3 $ 345,234 12/19/25 $ 1,589
U.S. Treasury 2 Year Notes ..................... Long 2 416,797 12/31/25 (268)
U.S. Treasury 5 Year Notes ..................... Long 4 436,781 12/31/25 (1,818)
Total Futures Contracts ...................................................................... $(497)
*
As of period end.

Franklin Strategic Series
Schedule of Investments (unaudited), September 30, 2025
Franklin Templeton SMACS: Series CP
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 60.6%
Aerospace & Defense 2.7%
ATI, Inc. , Senior Note , 7.25% , 8/15/30 ....................................
$ 50,000 $ 52,524
a
Axon Enterprise, Inc. , Senior Note , 144A, 6.125% , 3/15/30 .................... 25,000 25,738
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................................... 9,000 8,477
Senior Bond, 6.125%, 2/15/33 ........................................ 13,000 14,020
Senior Bond, 6.875%, 3/15/39 ........................................ 10,000 11,332
Senior Bond, 3.375%, 6/15/46 ........................................ 13,000 9,271
Senior Bond, 3.9%, 5/01/49 .......................................... 13,000 9,834
Senior Bond, 6.858%, 5/01/54 ........................................ 8,000 9,132
Senior Note, 2.196%, 2/04/26 ......................................... 22,000 21,836
a
Bombardier, Inc. , Senior Note , 144A, 7% , 6/01/32 ........................... 25,000 26,161
Howmet Aerospace, Inc. ,
Senior Bond, 6.75%, 1/15/28 ......................................... 9,000 9,525
Senior Bond, 5.95%, 2/01/37 ......................................... 13,000 14,086
Senior Note, 3%, 1/15/29 ............................................ 8,000 7,721
219,657
Automobiles 0.6%
a
Hyundai Capital America , Senior Note , 144A, 6.5% , 1/16/29 ................... 43,000 45,596
Banks 4.3%
Bank of America Corp. ,
Senior Bond, 5.468% to 1/22/34, FRN thereafter, 1/23/35 .................... 9,000 9,404
Senior Note, 2.551% to 2/03/27, FRN thereafter, 2/04/28 .................... 13,000 12,734
Sub. Bond, 5.425% to 8/14/34, FRN thereafter, 8/15/35 ..................... 17,000 17,348
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..................... 39,000 36,450
Citigroup, Inc. ,
Sub. Bond, 4.45%, 9/29/27 ........................................... 35,000 35,152
Sub. Bond, 6.174% to 5/24/33, FRN thereafter, 5/25/34 ..................... 9,000 9,579
Fifth Third Bancorp , Senior Note , 6.339% to 7/26/28, FRN thereafter , 7/27/29 ......
13,000 13,700
JPMorgan Chase & Co. ,
b
KK, Junior Sub. Bond, 3.65% to 5/31/26, FRN thereafter, Perpetual ............ 8,000 7,922
Senior Bond, 3.782% to 1/31/27, FRN thereafter, 2/01/28 .................... 34,000 33,856
Senior Bond, 5.502% to 1/23/35, FRN thereafter, 1/24/36 .................... 9,000 9,421
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..................... 17,000 17,986
PNC Financial Services Group, Inc. (The) , Sub. Bond , 4.626% to 6/05/32, FRN
thereafter , 6/06/33 ................................................. 31,000 30,779
Royal Bank of Canada , Senior Note , 5.2% , 8/01/28 ..........................
22,000 22,695
Toronto-Dominion Bank (The) , Senior Note , 4.108% , 6/08/27 ...................
23,000 23,043
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter , 11/03/36 ...........
16,000 13,797
Wells Fargo & Co. ,
b
BB, Junior Sub. Bond, 3.9% to 3/14/26, FRN thereafter, Perpetual ............. 14,000 13,880
Senior Bond, 2.879% to 10/29/29, FRN thereafter, 10/30/30 .................. 48,000 45,458
353,204
Biotechnology 0.9%
AbbVie, Inc. , Senior Bond , 5.05% , 3/15/34 ................................
45,000 46,322
Amgen, Inc. ,
Senior Bond, 5.65%, 3/02/53 ......................................... 8,000 7,985
Senior Note, 5.25%, 3/02/30 ......................................... 9,000 9,331
a
CSL Finance plc , Senior Bond , 144A, 4.625% , 4/27/42 ....................... 15,000 13,692
77,330

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products 0.6%
a
Quikrete Holdings, Inc. , Senior Note , 144A, 6.75% , 3/01/33 .................... $ 50,000 $ 52,022
Capital Markets 3.2%
Ares Capital Corp. ,
Senior Note, 3.875%, 1/15/26 ......................................... 9,000 8,985
Senior Note, 7%, 1/15/27 ............................................ 9,000 9,267
Goldman Sachs Group, Inc. (The) , Senior Bond , 4.223% to 4/30/28, FRN thereafter ,
5/01/29 ......................................................... 23,000 23,032
Intercontinental Exchange, Inc. , Senior Bond , 1.85% , 9/15/32 ..................
33,000 27,925
a
Jane Street Group / JSG Finance, Inc. , Senior Secured Note , 144A, 6.125% , 11/01/32 50,000 50,716
Jefferies Financial Group, Inc. , Senior Note , 6.2% , 4/14/34 ....................
9,000 9,572
a
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% , 7/01/29 ............. 14,000 13,758
LPL Holdings, Inc. , Senior Note , 5.2% , 3/15/30 .............................
22,000 22,495
Morgan Stanley ,
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .................... 22,000 22,477
Senior Note, 5.23% to 1/14/30, FRN thereafter, 1/15/31 ..................... 18,000 18,582
Sub. Bond, 5.942% to 2/06/34, FRN thereafter, 2/07/39 ..................... 9,000 9,426
a
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............................ 24,000 22,917
S&P Global, Inc. , Senior Bond , 2.5% , 12/01/29 .............................
24,000 22,531
261,683
Chemicals 0.8%
a
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ................... 25,000 24,250
FMC Corp. , Senior Bond , 3.45% , 10/01/29 ................................
15,000 14,171
a
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 ................ 25,000 26,803
65,224
Commercial Services & Supplies 1.0%
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........................
22,000 22,726
Waste Connections, Inc. ,
Senior Bond, 4.25%, 12/01/28 ........................................ 9,000 9,060
Senior Bond, 5%, 3/01/34 ........................................... 18,000 18,389
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......................
9,000 9,245
a
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........................ 25,000 25,957
85,377
Communications Equipment 0.6%
Cisco Systems, Inc. , Senior Bond , 5.05% , 2/26/34 ...........................
22,000 22,766
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................................... 8,000 7,234
Senior Note, 4.85%, 8/15/30 ......................................... 9,000 9,175
Senior Note, 5.2%, 8/15/32 .......................................... 13,000 13,404
52,579
Construction & Engineering 0.3%
a
Arcosa, Inc. , Senior Note , 144A, 4.375% , 4/15/29 ........................... 25,000 24,331
Consumer Finance 1.6%
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............................
13,000 14,826
Capital One Financial Corp. , Senior Note , 7.624% to 10/29/30, FRN thereafter ,
10/30/31 ........................................................ 20,000 22,625
a
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......................... 50,000 51,743
General Motors Financial Co., Inc. , Senior Note , 4.9% , 10/06/29 ................
18,000 18,214

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
a
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 5.15% , 3/17/30 ........... $ 27,000 $ 27,388
134,796
Consumer Staples Distribution & Retail 0.6%
a
7-Eleven, Inc. ,
Senior Bond, 144A, 1.8%, 2/10/31 ..................................... 2,000 1,739
Senior Note, 144A, 1.3%, 2/10/28 ..................................... 13,000 12,158
a
Alimentation Couche-Tard, Inc. , Senior Bond , 144A, 2.95% , 1/25/30 ............. 15,000 14,174
a
US Foods, Inc. , Senior Note , 144A, 5.75% , 4/15/33 .......................... 25,000 25,194
53,265
Containers & Packaging 0.9%
Berry Global, Inc. , Senior Secured Note , 1.65% , 1/15/27 ......................
12,000 11,629
a
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note , 144A, 6.75% , 4/15/32 .. 50,000 51,329
WestRock MWV LLC , Senior Bond , 7.95% , 2/15/31 ..........................
13,000 15,036
77,994
Distributors 0.3%
a
Gates Corp. , Senior Note , 144A, 6.875% , 7/01/29 ........................... 25,000 25,973
Diversified REITs 0.8%
a
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP , Senior Note ,
144A, 3.75% , 12/15/27 .............................................. 25,000 24,287
GLP Capital LP / GLP Financing II, Inc. , Senior Bond , 3.25% , 1/15/32 ............
13,000 11,706
VICI Properties LP , Senior Bond , 5.75% , 4/01/34 ............................
9,000 9,357
a
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.875% , 2/15/29 ...... 23,000 22,470
67,820
Diversified Telecommunication Services 1.8%
AT&T, Inc. ,
Senior Bond, 2.25%, 2/01/32 ......................................... 13,000 11,385
Senior Bond, 2.55%, 12/01/33 ........................................ 17,000 14,482
Senior Bond, 4.75%, 5/15/46 ......................................... 8,000 7,149
a
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond , 144A, 4.25% , 2/01/31 50,000 46,093
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........................
50,000 53,792
Verizon Communications, Inc. , Senior Note , 2.355% , 3/15/32 ..................
16,000 14,036
146,937
Electric Utilities 4.4%
a
American Transmission Systems, Inc. , Senior Bond , 144A, 2.65% , 1/15/32 ........ 26,000 23,340
Appalachian Power Co. , L , Senior Bond , 5.8% , 10/01/35 ......................
13,000 13,449
Commonwealth Edison Co. , Senior Bond , 5.875% , 2/01/33 ....................
9,000 9,653
Duke Energy Carolinas LLC , Senior Bond , 4.25% , 12/15/41 ...................
8,000 7,088
Duke Energy Corp. ,
Senior Bond, 5.45%, 6/15/34 ......................................... 13,000 13,531
Senior Note, 4.85%, 1/05/29 ......................................... 9,000 9,175
Exelon Corp. ,
Senior Bond, 5.625%, 6/15/35 ........................................ 13,000 13,575
Senior Note, 5.15%, 3/15/29 ......................................... 13,000 13,378
Georgia Power Co. , Senior Bond , 5.25% , 3/15/34 ...........................
44,000 45,409
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 5.9%, 3/15/55 .......................................... 9,000 9,286
Senior Note, 5.3%, 3/15/32 .......................................... 22,000 22,861
a
NRG Energy, Inc. , Senior Secured Note , 144A, 2.45% , 12/02/27 ................ 24,000 23,013

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Pacific Gas and Electric Co. ,
Senior Bond, 5.9%, 6/15/32 .......................................... $ 9,000 $ 9,416
Senior Bond, 6.75%, 1/15/53 ......................................... 5,000 5,391
Virginia Electric and Power Co. , Senior Bond , 5.05% , 8/15/34 ..................
34,000 34,486
a
Vistra Operations Co. LLC ,
Senior Note, 144A, 6.875%, 4/15/32 .................................... 50,000 52,331
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............................. 14,000 13,898
Senior Secured Bond, 144A, 6.95%, 10/15/33 ............................ 12,000 13,393
Xcel Energy, Inc. , Senior Bond , 5.6% , 4/15/35 ..............................
27,000 28,011
360,684
Energy Equipment & Services 0.6%
a
Kodiak Gas Services LLC , Senior Note , 144A, 7.25% , 2/15/29 .................. 25,000 25,959
a
Transocean Titan Financing Ltd. , Senior Secured Note , 144A, 8.375% , 2/01/28 ..... 20,238 20,791
46,750
Entertainment 0.1%
Netflix, Inc. , Senior Bond , 5.4% , 8/15/54 ..................................
9,000 9,071
Financial Services 1.5%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......................
23,000 22,660
a
Jefferson Capital Holdings LLC , Senior Note , 144A, 8.25% , 5/15/30 .............. 50,000 52,335
a
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....................... 50,000 51,668
126,663
Food Products 1.5%
a
JBS USA LUX SARL / JBS USA Food Co. / JBS USA Foods Group, Inc. , Senior Bond ,
144A, 5.95% , 4/20/35 ............................................... 16,000 16,824
Kellanova ,
Senior Bond, 2.1%, 6/01/30 .......................................... 25,000 22,675
Senior Bond, 4.5%, 4/01/46 .......................................... 21,000 18,419
Senior Bond, 5.75%, 5/16/54 ......................................... 9,000 9,116
B, Senior Bond, 7.45%, 4/01/31 ....................................... 9,000 10,316
a
Mars, Inc. , Senior Note , 144A, 5.2% , 3/01/35 ............................... 18,000 18,408
Pilgrim's Pride Corp. ,
Senior Bond, 6.25%, 7/01/33 ......................................... 21,000 22,443
Senior Note, 3.5%, 3/01/32 .......................................... 9,000 8,245
126,446
Ground Transportation 0.8%
a
Penske Truck Leasing Co. LP / PTL Finance Corp. , Senior Note , 144A, 4.4% , 7/01/27 14,000 14,040
a
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A, 7.125% , 8/01/32 ...... 25,000 25,898
a
XPO, Inc. , Senior Note , 144A, 7.125% , 2/01/32 ............................. 25,000 26,315
66,253
Health Care Equipment & Supplies 0.3%
a
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% , 10/01/28 ............ 25,000 26,086
Health Care Providers & Services 1.9%
Centene Corp. , Senior Note , 2.625% , 8/01/31 ..............................
14,000 12,036
CVS Health Corp. , Senior Bond , 4.78% , 3/25/38 ............................
25,000 23,442
a
DaVita, Inc. , Senior Bond , 144A, 3.75% , 2/15/31 ............................ 50,000 45,830
HCA, Inc. , Senior Note , 3.625% , 3/15/32 ..................................
37,000 34,721

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. ,
Senior Bond, 5.8%, 3/15/36 .......................................... $ 13,000 $ 13,930
Senior Note, 5.3%, 2/15/30 .......................................... 9,000 9,371
Universal Health Services, Inc. , Senior Secured Note , 4.625% , 10/15/29 ..........
14,000 13,991
153,321
Health Care Technology 0.6%
a
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............................. 50,000 51,470
Hotel & Resort REITs 0.6%
a
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note , 144A, 6.5% , 6/15/33 ... 25,000 25,764
a
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............................. 25,000 25,718
51,482
Hotels, Restaurants & Leisure 2.5%
a
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A, 4% , 10/15/30 ..... 25,000 23,587
a
Caesars Entertainment, Inc. , Senior Note , 144A, 6% , 10/15/32 ................. 50,000 49,279
a
Carnival Corp. ,
Senior Note, 144A, 5.75%, 3/15/30 ..................................... 25,000 25,541
Senior Secured Note, 144A, 4%, 8/01/28 ................................ 23,000 22,686
a
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured Note , 144A, 8.75% ,
11/15/29 ........................................................ 25,000 24,740
Hyatt Hotels Corp. , Senior Note , 5.25% , 6/30/29 ............................
31,000 31,806
a
Viking Cruises Ltd. , Senior Note , 144A, 5.875% , 9/15/27 ...................... 25,000 25,026
202,665
Household Durables 1.7%
DR Horton, Inc. ,
Senior Bond, 5%, 10/15/34 ........................................... 10,000 10,119
Senior Bond, 5.5%, 10/15/35 ......................................... 16,000 16,599
Newell Brands, Inc. , Senior Note , 6.625% , 5/15/32 ..........................
50,000 49,470
Toll Brothers Finance Corp. , Senior Bond , 4.35% , 2/15/28 .....................
14,000 14,045
a
Weekley Homes LLC / Weekley Finance Corp. , Senior Note , 144A, 4.875% , 9/15/28 . 50,000 49,002
139,235
Independent Power and Renewable Electricity Producers 1.1%
a
Clearway Energy Operating LLC , Senior Note , 144A, 3.75% , 2/15/31 ............ 50,000 45,935
Constellation Energy Generation LLC ,
Senior Bond, 6.125%, 1/15/34 ........................................ 8,000 8,712
Senior Bond, 6.5%, 10/01/53 ......................................... 13,000 14,503
Senior Note, 5.6%, 3/01/28 .......................................... 17,000 17,575
86,725
Industrial REITs 0.2%
Prologis LP , Senior Bond , 5% , 3/15/34 ....................................
14,000 14,234
Insurance 1.9%
a
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior Secured Note ,
144A, 7% , 1/15/31 ................................................. 50,000 51,701
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......................
22,000 22,467
a
Athene Global Funding , Secured Note , 144A, 5.322% , 11/13/31 ................ 27,000 27,648
Berkshire Hathaway Finance Corp. , Senior Bond , 4.3% , 5/15/43 ................
8,000 7,223
Brown & Brown, Inc. , Senior Bond , 2.375% , 3/15/31 .........................
36,000 32,058

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...................
$ 13,000 $ 13,176
154,273
Interactive Media & Services 0.2%
Meta Platforms, Inc. , Senior Bond , 5.4% , 8/15/54 ...........................
19,000 18,787
IT Services 1.7%
a
Cogent Communications Group LLC / Cogent Finance, Inc. , Senior Secured Note ,
144A, 6.5% , 7/01/32 ............................................... 75,000 72,955
a
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% , 6/01/31 .......... 50,000 52,415
a
Gartner, Inc. , Senior Note , 144A, 3.625% , 6/15/29 ........................... 14,000 13,417
138,787
Leisure Products 0.2%
Brunswick Corp. , Senior Bond , 2.4% , 8/18/31 ..............................
16,000 13,917
Media 1.2%
Charter Communications Operating LLC / Charter Communications Operating Capital
Corp. ,
Senior Secured Bond, 3.5%, 6/01/41 ................................... 25,000 18,250
Senior Secured Note, 2.25%, 1/15/29 ................................... 24,000 22,325
Paramount Global ,
Senior Bond, 4.2%, 6/01/29 .......................................... 8,000 7,866
Senior Bond, 4.2%, 5/19/32 .......................................... 9,000 8,388
a
Sinclair Television Group, Inc. , Senior Secured Note , 144A, 8.125% , 2/15/33 ....... 25,000 25,677
Time Warner Cable Enterprises LLC , Senior Secured Bond , 8.375% , 7/15/33 ......
16,000 18,778
101,284
Metals & Mining 0.2%
a
Glencore Funding LLC , Senior Bond , 144A, 2.5% , 9/01/30 .................... 15,000 13,692
Multi-Utilities 0.8%
DTE Energy Co. ,
Senior Bond, 5.85%, 6/01/34 ......................................... 13,000 13,820
Senior Note, 4.95%, 7/01/27 ......................................... 9,000 9,117
NiSource, Inc. , Senior Note , 5.2% , 7/01/29 ................................
13,000 13,414
Southern Co. Gas Capital Corp. ,
Senior Bond, 5.15%, 9/15/32 ......................................... 18,000 18,486
Senior Bond, 4.95%, 9/15/34 ......................................... 8,000 8,030
62,867
Oil, Gas & Consumable Fuels 4.7%
Cheniere Energy Partners LP ,
Senior Bond, 3.25%, 1/31/32 ......................................... 9,000 8,203
Senior Note, 4.5%, 10/01/29 ......................................... 17,000 16,950
a
Columbia Pipelines Operating Co. LLC , Senior Note , 144A, 5.927% , 8/15/30 ....... 13,000 13,760
a
Crescent Energy Finance LLC , Senior Note , 144A, 7.375% , 1/15/33 ............. 50,000 48,723
a
DT Midstream, Inc. , Senior Secured Bond , 144A, 5.8% , 12/15/34 ............... 13,000 13,412
Eastern Energy Gas Holdings LLC ,
Senior Bond, 5.8%, 1/15/35 .......................................... 17,000 17,897
Senior Bond, 5.65%, 10/15/54 ........................................ 13,000 12,825
El Paso Natural Gas Co. LLC , Senior Bond , 8.375% , 6/15/32 ..................
22,000 26,413
Energy Transfer LP ,
Senior Bond, 6.5%, 2/01/42 .......................................... 9,000 9,538
Senior Note, 5.2%, 4/01/30 .......................................... 13,000 13,410

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
a
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Bond , 144A, 6.25% , 4/15/32 ...... $ 50,000 $ 48,002
a
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...................... 50,000 50,328
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............................
23,000 23,019
Targa Resources Partners LP / Targa Resources Partners Finance Corp. , Senior Bond ,
4.875% , 2/01/31 ................................................... 14,000 14,044
a
Venture Global Plaquemines LNG LLC , Senior Secured Note , 144A, 7.5% , 5/01/33 .. 50,000 55,282
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........................
13,000 13,499
385,305
Paper & Forest Products 0.6%
a
Georgia-Pacific LLC , Senior Note , 144A, 4.95% , 6/30/32 ...................... 45,000 46,193
Passenger Airlines 0.5%
a
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% , 10/20/29 .......... 14,000 14,013
a
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..................... 25,000 26,313
40,326
Personal Care Products 0.4%
Kenvue, Inc. , Senior Note , 4.85% , 5/22/32 .................................
34,000 34,507
Pharmaceuticals 1.2%
a
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% , 4/15/31 .......... 50,000 53,706
Royalty Pharma plc ,
Senior Bond, 5.4%, 9/02/34 .......................................... 13,000 13,282
Senior Note, 5.15%, 9/02/29 ......................................... 13,000 13,343
Zoetis, Inc. , Senior Bond , 2% , 5/15/30 ....................................
25,000 22,742
103,073
Professional Services 0.2%
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................................
13,000 13,383
Semiconductors & Semiconductor Equipment 1.0%
Analog Devices, Inc. , Senior Note , 5.05% , 4/01/34 ..........................
13,000 13,492
a
Broadcom, Inc. , Senior Bond , 144A, 4.926% , 5/15/37 ........................ 47,000 46,894
Marvell Technology, Inc. ,
Senior Note, 5.75%, 2/15/29 ......................................... 9,000 9,392
Senior Note, 5.95%, 9/15/33 ......................................... 9,000 9,661
79,439
Software 1.4%
a
Gen Digital, Inc. , Senior Note , 144A, 6.25% , 4/01/33 ......................... 50,000 51,169
Oracle Corp. , Senior Bond , 3.65% , 3/25/41 ................................
27,000 21,636
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............................
26,000 22,776
Synopsys, Inc. , Senior Bond , 5.15% , 4/01/35 ...............................
22,000 22,388
117,969
Specialized REITs 1.6%
American Tower Corp. ,
Senior Bond, 3.125%, 1/15/27 ........................................ 30,000 29,596
Senior Bond, 2.7%, 4/15/31 .......................................... 34,000 31,038
Crown Castle, Inc. ,
Senior Bond, 3.65%, 9/01/27 ......................................... 14,000 13,858
Senior Bond, 4.75%, 5/15/47 ......................................... 6,000 5,307
Senior Note, 4.9%, 9/01/29 .......................................... 9,000 9,133

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Specialized REITs (continued)
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............................
$ 23,000 $ 23,023
Equinix, Inc. , Senior Bond , 3.2% , 11/18/29 ................................
22,000 21,077
133,032
Specialty Retail 0.2%
Dick's Sporting Goods, Inc. , Senior Bond , 3.15% , 1/15/32 .....................
15,000 13,748
Technology Hardware, Storage & Peripherals 0.7%
Hewlett Packard Enterprise Co. , Senior Note , 4.55% , 10/15/29 .................
31,000 31,177
a
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 144A, 5.875% , 7/15/30 ... 25,000 25,498
56,675
Textiles, Apparel & Luxury Goods 0.4%
Tapestry, Inc. ,
Senior Bond, 5.5%, 3/11/35 .......................................... 9,000 9,199
Senior Note, 5.1%, 3/11/30 ........................................... 22,000 22,510
31,709
Tobacco 0.7%
Philip Morris International, Inc. ,
Senior Note, 5.125%, 2/15/30 ......................................... 22,000 22,745
Senior Note, 4.75%, 11/01/31 ......................................... 34,000 34,603
57,348
Trading Companies & Distributors 1.2%
Air Lease Corp. , Senior Bond , 3.25% , 10/01/29 .............................
29,000 27,550
a
Aviation Capital Group LLC , Senior Note , 144A, 5.125% , 4/10/30 ............... 22,000 22,358
a
EquipmentShare.com, Inc. , Secured Note , 144A, 8.625% , 5/15/32 ............... 25,000 27,022
a
Herc Holdings, Inc. , Senior Note , 144A, 7% , 6/15/30 ......................... 25,000 25,988
102,918
Wireless Telecommunication Services 0.8%
Rogers Communications, Inc. ,
Senior Note, 5%, 2/15/29 ............................................ 18,000 18,347
Senior Note, 3.8%, 3/15/32 .......................................... 9,000 8,505
T-Mobile USA, Inc. ,
Senior Bond, 5.05%, 7/15/33 ......................................... 9,000 9,196
Senior Note, 3.75%, 4/15/27 ......................................... 27,000 26,851
62,899
Total Corporate Bonds (Cost $4,899,401) .......................................
4,987,004
Foreign Government and Agency Securities 0.2%
a
Electricite de France SA, Senior Bond, 144A, 4.75%, 10/13/35 ................. 14,000 13,867
Total Foreign Government and Agency Securities (Cost $13,228) .................
13,867
U.S. Government and Agency Securities 4.5%
U.S. Treasury Bonds ,
1.25%, 5/15/50 ................................................... 130,000 63,804
4.75%, 5/15/55 ................................................... 85,000 85,293
U.S. Treasury Notes ,
0.5%, 6/30/27 .................................................... 45,000 42,633
0.625%, 5/15/30 ................................................... 145,000 126,073

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
4.25%, 5/15/35 ................................................... $ 55,000 $ 55,516
Total U.S. Government and Agency Securities (Cost $373,359) ....................
373,319
Commercial Mortgage-Backed Securities 1.5%
Financial Services 1.5%
BBCMS Mortgage Trust , 2025-5C37 , AS , 5.382% , 9/15/58 ....................
12,000 12,288
c,d
Benchmark Mortgage Trust , 2025-V17 , XA , IO, FRN , 1.511% , 9/15/58 ............
61,000 3,958
d
Citigroup Commercial Mortgage Trust , 2014-GC21 , C , FRN , 4.78% , 5/10/47 .......
3,386 3,319
d
GS Mortgage Securities Trust , 2014-GC24 , AS , FRN , 4.162% , 9/10/47 ...........
9,051 8,820
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2016-JP2 , B , 3.46% ,
8/15/49 ......................................................... 10,000 9,248
JPMBB Commercial Mortgage Securities Trust , 2014-C25 , AS , 4.065% , 11/15/47 ...
17,000 16,545
d
Morgan Stanley Bank of America Merrill Lynch Trust ,
2013-C9, B, FRN, 3.708%, 5/15/46 .................................... 10,588 10,264
2013-C10, B, FRN, 4.085%, 7/15/46 ................................... 12,028 11,408
2013-C10, C, FRN, 4.085%, 7/15/46 ................................... 23,000 21,203
Morgan Stanley Capital I Trust , 2015-UBS8 , AS , 4.114% , 12/15/48 ..............
10,000 9,894
d
Wells Fargo Commercial Mortgage Trust , 2015-P2 , C , FRN , 4.816% , 12/15/48 .....
20,000 19,764
126,711
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $125,425) ...................
126,711
Mortgage-Backed Securities 28.0%
Federal National Mortgage Association (FNMA) Fixed Rate 24.3%
FNMA, 30 Year, 2%, 5/01/52 ........................................... 757,208 613,677
FNMA, 30 Year, 2.5%, 5/01/52 ......................................... 845,384 719,874
FNMA, 30 Year, 4.5%, 7/01/53 ......................................... 452,534 440,709
FNMA, 30 Year, 5.5%, 12/01/54 ......................................... 222,935 224,989
1,999,249
Government National Mortgage Association (GNMA) Fixed Rate 3.7%
GNMA II, Single-family, 30 Year, 5.5%, 10/20/54 ............................ 121,986 123,072
GNMA II, Single-family, 30 Year, 6%, 6/20/55 ............................... 178,409 181,849
304,921
Total Mortgage-Backed Securities (Cost $2,239,334) .............................
2,304,170
Residential Mortgage-Backed Securities 3.4%
Financial Services 3.4%
a
Cross Mortgage Trust , 2024-H1 , A1 , 144A, 6.085% , 12/25/68 ..................
78,518 79,325
a
J.P. Morgan Mortgage Trust , 2024-VIS2 , A1 , 144A, 5.853% , 11/25/64 ............
43,684 44,173
a
OBX Trust , 2023-NQM7 , A1 , 144A, 6.844% , 4/25/63 .........................
59,877 60,704
a,e
Radian Mortgage Capital Trust , 2025-J3 , A25 , 144A, FRN , 5.856% , ( 30-day SOFR
Average + 1.5% ), 12/25/55 ........................................... 97,721 98,183
282,385
a a a a a
Total Residential Mortgage-Backed Securities (Cost $281,541) ....................
282,385
Total Long Term Investments (Cost $7,932,288) .................................
8,087,456
a
a a a a

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments 0.1%
a a
Shares
a
Value
a
Money Market Funds 0.1%
f,g
Franklin Institutional U.S. Government Money Market Fund, 4.094% ............. 10,648 $ 10,648
Total Money Market Funds (Cost $10,648) ......................................
10,648
Total Short Term Investments (Cost $10,648) ...................................
10,648
a
Total Investments (Cost $7,942,936) 98.3% .....................................
$8,098,104
Other Assets, less Liabilities 1.7% .............................................
138,814
Net Assets 100.0% ...........................................................
$8,236,918
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2025, the aggregate value of these securities was $2,595,784, representing 31.5% of net assets.
b
Perpetual security with no stated maturity date.
c
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
d
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
See Note 3 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2025, the Fund had the following futures contracts outstanding.
At September 30, 2025, the Fund had the following credit default swap contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Ultra Notes ................ Long 2 $ 230,156 12/19/25 $ 1,138
U.S. Treasury 2 Year Notes ..................... Long 2 416,797 12/31/25 (268)
U.S. Treasury 5 Year Notes ..................... Long 5 545,977 12/31/25 (2,413)
Total Futures Contracts ...................................................................... $(1,543)
*
As of period end.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.
NA.EM.43 ... 1.00% Quarterly 6/20/30 480,000 $ (7,303) $ (11,763) $ 4,460 Investment Grade
Total Centrally Cleared Swap Contracts ........................... $(7,303) $(11,763) $4,460
Total Credit Default Swap Contracts ........................ $(7,303) $ (11,763) $4,460
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.

Franklin Strategic Series
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series CP
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2025, the Fund had the following total return swap contracts outstanding.
See Abbreviations on page 26.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
(a)
Markit iBoxx USD Liquid Leveraged Loans
Total Return Index ................... 1-day SOFR Quarterly JPHQ 3/20/26 415,000 $ 8,542
Total Return Swap Contracts .................................................................... $8,542
*
In U.S. dollars unless otherwise indicated.
(a)
The Fund receives the total return on the underlying instrument and pays a variable financing rate.

Franklin Strategic Series

Quarterly Schedule of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twelve separate funds, two of which are included in this report (Funds). The
Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
Effective June 20, 2025, the Trust began offering shares of Franklin Templeton SMACS: Series C and Franklin Templeton
SMACS: Series CP.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the Over-the-counter (OTC) market rather than on a securities exchange. The Funds’
pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Derivative financial instruments listed on an exchange are valued at the official closing price of the day. Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds' pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
September 30, 2025, investments in affiliated management investment companies were as follows:
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series C
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $— $1,333,935 $(1,125,743) $— $— $208,192 208,192 $3,506
Total Affiliated Securities ... $— $1,333,935 $(1,125,743) $— $— $208,192 $3,506
Franklin Templeton SMACS: Series CP
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.094% ............ $— $1,098,167 $(1,087,519) $— $— $10,648 10,648 $3,204
Total Affiliated Securities ... $— $1,098,167 $(1,087,519) $— $— $10,648 $3,204

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2025, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
a
For detailed categories, see the accompanying Schedule of Investments.
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series C
Assets:
Investments in Securities:
Corporate Bonds ........................ $ — $ 2,789,947 $ — $ 2,789,947
Foreign Government and Agency Securities .... — 12,877 — 12,877
U.S. Government and Agency Securities ....... — 596,960 — 596,960
Commercial Mortgage-Backed Securities ...... — 131,721 — 131,721
Mortgage-Backed Securities ................ — 4,164,953 — 4,164,953
Residential Mortgage-Backed Securities ....... — 283,366 — 283,366
Short Term Investments ................... 208,192 — — 208,192
Total Investments in Securities ........... $208,192 $7,979,824 $— $8,188,016
Other Financial Instruments:
Futures Contracts ....................... $1,589 $— $— $1,589
Total Other Financial Instruments ......... $1,589 $— $— $1,589
Liabilities:
Other Financial Instruments:
Futures Contracts ........................ 2,086 — — 2,086
Total Other Financial Instruments ......... $2,086 $— $— $2,086
Franklin Templeton SMACS: Series CP
Assets:
Investments in Securities:
Corporate Bonds ........................ — 4,987,004 — 4,987,004
Foreign Government and Agency Securities .... — 13,867 — 13,867
U.S. Government and Agency Securities ....... — 373,319 — 373,319
Commercial Mortgage-Backed Securities ...... — 126,711 — 126,711
Mortgage-Backed Securities ................ — 2,304,170 — 2,304,170
Residential Mortgage-Backed Securities ....... — 282,385 — 282,385
Short Term Investments ................... 10,648 — — 10,648
Total Investments in Securities ........... $10,648 $8,087,456 $— $8,098,104
Other Financial Instruments:
Futures Contracts ....................... $1,138 $— $— $1,138
Swap Contracts ......................... — 13,002 — 13,002
Total Other Financial Instruments ......... $1,138 $13,002 $— $14,140
Liabilities:
Other Financial Instruments:
Futures Contracts ........................ 2,681 — — 2,681
Total Other Financial Instruments ......... $2,681 $— $— $2,681
4. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Index
CDX.NA.EM.
Series number
CDX North America Emerging Markets Index
Selected Portfolio
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 4.24%
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.